Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Total
Balance at Dec. 31, 2009	$ 22	$ 45,553	$ (42,013)	$ (17)	$ 3,545
Balance (in shares) at Dec. 31, 2009	21,449,352
Stock-based compensation	0	400	0	0	400
Issuance of common stock for employee compensation	0	47	0	0	47
Issuance of common stock for employee compensation (in shares)	60,521
Issuance of common stock for license fees	0	70	0	0	70
Issuance of common stock for license fees (in shares)	81,035
Issuance of common stock for consulting fees	0	213	0	0	213
Issuance of common stock for consulting fees (in shares)	279,724
Issuance of common stock for options exercised	0	113	0	17	130
Issuance of common stock for options exercised (in shares)	255,954
Issuance of common stock, net of issuance costs	1	884	0	0	885
Issuance of common stock, net of issuance costs (in shares)	1,212,121
Net loss	0	0	(1,711)	0	(1,711)
Balance at Dec. 31, 2010	23	47,280	(43,724)	0	3,579
Balance (in shares) at Dec. 31, 2010	23,338,707
Stock-based compensation	0	973	0	0	973
Issuance of common stock for employee compensation	0	94	0	0	94
Issuance of common stock for employee compensation (in shares)	73,585
Issuance of common stock for exclusive channel collaboration agreement	3	1,684	0	0	1,687
Issuance of common stock for exclusive channel collaboration agreement (in shares)	3,123,558
Issuance of common stock for consulting fees	0	165	0	0	165
Issuance of common stock for consulting fees (in shares)	171,796
Issuance of common stock for options and warrants exercised	0	15	0	0	15
Issuance of common stock for options and warrants exercised (in shares)	38,948
Issuance of common stock, net of issuance costs	5	6,956	0	0	6,961
Issuance of common stock, net of issuance costs (in shares)	4,545,926
Warrant liability reclassified to stockholders' equity	0	1,734	0	0	1,734
Net loss	0	0	(8,149)		(8,149)
Balance at Dec. 31, 2011	$ 31	$ 58,901	$ (51,873)	$ 0	$ 7,059
Balance (in shares) at Dec. 31, 2011	31,292,520